SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SCHEDULE OF ESTIMATED USEFUL LIVES OF FIXED ASSETS

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives, as more details follow:

	Depreciation Method	Useful Life
Building and building accessories	Straight-line method	8-38 years
Office equipment and furniture	Straight-line method	2-10 years
Software	Straight-line method	5 years
Design right	Straight-line method	7 years
Patent right	Straight-line method	8 years

SCHEDULE OF SUBSIDIARIES
		Percentage of Effective Ownership
Name of Subsidiary	Place of Organization	September 30, 2023	December 31, 2022
ASC TECH Agent	Japan	0%	48.81%

SCHEDULE OF FOREIGN EXCHANGE RATES

Translation of amounts from the local currency of the Company into US$1 has been made at the following exchange rates:

	Nine months ended September 30, (unaudited)		Year ended December 31,
	2023	2022	2022
Current JPY: US$1 exchange rate	149.43	144.71	131.81
Average JPY: US$1 exchange rate	138.14	128.26	131.46

Pono Capital Corp [Member]
SCHEDULE OF CONTINGENTLY REDEEMABLE CLASS A COMMON STOCK

As of December 31, 2022 and December 31, 2021, the Class A Common Stock reflected on the consolidated balance sheets are reconciled in the following table:

Gross Proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(9,427,125)
Class A common stock issuance costs	(5,663,197)
Plus:
Remeasurement of carrying value to redemption value	16,815,322
Redeemable Class A Common Stock as of December 31, 2021	116,725,000
Plus:
Remeasurement of carrying value to redemption value	3,416,615
Redeemable Class A Common Stock as of December 31, 2022	$120,141,615

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table reflects the calculation of basic and diluted net income per share (in dollars, except per share amounts):

	For the year ended December 31, 2022		For the Period from February 12, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Net income	$2,207,686	$525,287	$3,224,096	$1,361,451
Denominator:
Basic and diluted weighted average shares outstanding	12,083,113	2,875,000	5,223,819	2,205,882
Basic and diluted net income per share	$0.18	$0.18	$0.62	$0.62